Quarterly Selected Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Selected Financial Data (Unaudited)	Quarterly Selected Financial Data (Unaudited)

	(In thousands, except per share data)
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2019	2018	2019	2018	2019	2018	2019	2018
Total revenues(1)	$2,439,767	$2,027,756	$2,806,631	$2,337,605	$3,186,850	$2,796,187	$2,517,413	$2,332,301
Operating income	$318,831	$274,146	$573,653	$456,895	$890,792	$799,733	$299,425	$364,027
Net Income attributable to Royal Caribbean Cruises Ltd.	$249,681	$218,653	$472,830	$466,295	$883,240	$810,391	$273,136	$315,703
Earnings per share
Basic	$1.19	$1.03	$2.26	$2.20	$4.21	$3.88	$1.31	$1.51
Diluted	$1.19	$1.02	$2.25	$2.19	$4.20	$3.86	$1.30	$1.50
Dividends declared per share	$0.70	$0.60	$0.70	$0.60	$0.78	$0.70	$0.78	$0.70
___________________________________________________________________
(1)Our revenues are seasonal based on the demand for cruises. Demand is strongest for cruises during the Northern Hemisphere's summer months and holidays.